Other Equity Matters - Preferred Shares (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2025	Aug. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value					$ 880,000
Preferred Stock, Liquidation Preference Per Share					35,200,000
8.50% Series A Cumulative Redeemable Perpetual Preference Shares
Class of Stock [Line Items]
Dividend Rate				8.50%
Preferred Stock, Liquidation Preference, Value				$ 86,250
Preferred Stock, Liquidation Preference Per Share				3,450,000
8.00% Series B Cumulative Redeemable Perpetual Preference Shares
Class of Stock [Line Items]
Dividend Rate			8.00%
Preferred Stock, Liquidation Preference, Value			$ 143,750
Preferred Stock, Liquidation Preference Per Share			5,750,000
7.375% Series C Cumulative Redeemable Perpetual Preference Shares
Class of Stock [Line Items]
Dividend Rate		7.375%
Preferred Stock, Liquidation Preference, Value		$ 175,000
Preferred Stock, Liquidation Preference Per Share		7,000,000
6.875% Series D Cumulative Redeemable Perpetual Preference Shares
Class of Stock [Line Items]
Dividend Rate	6.875%
Preferred Stock, Liquidation Preference, Value	$ 150,000
Preferred Stock, Liquidation Preference Per Share	6,000,000
5.75% Series E Cumulative Redeemable Perpetual Preference Shares
Class of Stock [Line Items]
Dividend Rate	5.75%
Preferred Stock, Liquidation Preference, Value						$ 175,000
Preferred Stock, Liquidation Preference Per Share						7,000,000
7.625% Series F Cumulative Redeemable Perpetual Preference Shares
Class of Stock [Line Items]
Dividend Rate	7.625%
Preferred Stock, Liquidation Preference, Value						$ 150,000
Preferred Stock, Liquidation Preference Per Share						6,000,000